Shareholder Report, Average Annual Return (Details)	12 Months Ended	55 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
C000224642
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares
C000224641
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000224644
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares
C000224643
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000224642
Average Annual Return [Line Items]
Average Annual Return, Percent	4.91%	3.47%
Without Sales Load [Member] | C000224641
Average Annual Return [Line Items]
Average Annual Return, Percent	5.04%	3.49%
Without Sales Load [Member] | C000224644
Average Annual Return [Line Items]
Average Annual Return, Percent	3.07%	2.37%
Without Sales Load [Member] | C000224643
Average Annual Return [Line Items]
Average Annual Return, Percent	3.20%	2.40%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.66%)
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.66%)
FEDERATED INDEX: S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	0.44%	0.20%
FEDERATED INDEX: S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	0.44%	0.20%
ICE BofA 3-Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent	4.48%	3.17%
ICE BofA 3-Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent	4.48%	3.17%
FEDERATED INDEX: Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
Average Annual Return, Percent	2.94%	2.17%
FEDERATED INDEX: Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
Average Annual Return, Percent	2.94%	2.17%